Employee benefit expense - Monthly average number of people employed by the Group (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefit expense
Processing and service delivery	48,475	47,387	38,256
Sales and marketing	7,848	7,501	5,993
Administration and overheads	9,309	8,663	7,226
Monthly average number of people employed by the Group	65,632	63,551	51,475